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                           SMITH BARNEY INCOME FUNDS
                               on behalf of the
                         SMITH BARNEY CONVERTIBLE FUND
                                 (the "fund")

                        Supplement dated July 19, 2002
 to Prospectus and Statement of Additional Information dated November 28, 2001

The following information supplements and to the extent inconsistent therewith, supercedes, certain information in the Prospectus and Statement of Additional
Information:

   Peter Luke continues to serve as the portfolio manager of the fund. Ross Margolies no longer serves as a portfolio manager of the fund.




FD 02603